GAMCO GLOBAL TELECOMMUNICATIONS FUND, Class AAA Shares | GAMCO GLOBAL TELECOMMUNICATIONS FUND
The GAMCO GLOBAL TELECOMMUNICATIONS FUND (the “Global Telecommunications Fund”)
Investment Objectives
The Global Telecommunications Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Telecommunications Fund.
Fees and Expenses of the Global Telecommunications Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Global Telecommunications Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	GAMCO GLOBAL TELECOMMUNICATIONS FUND, Class AAA Shares GAMCO GLOBAL TELECOMMUNICATIONS FUND Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	GAMCO GLOBAL TELECOMMUNICATIONS FUND, Class AAA Shares GAMCO GLOBAL TELECOMMUNICATIONS FUND Class AAA Shares
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.70%

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the Global Telecommunications Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Telecommunications Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Telecommunications Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO GLOBAL TELECOMMUNICATIONS FUND, Class AAA Shares GAMCO GLOBAL TELECOMMUNICATIONS FUND Class AAA Shares	173	536	923	2,009

Portfolio Turnover
The Global Telecommunications Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Telecommunications Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Telecommunications Fund’s performance. During the most recent fiscal year, the Global Telecommunications Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Global Telecommunications Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which Gabelli Funds, LLC, the Global Telecommunications Fund's investment adviser (the "Adviser"), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Telecommunications Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a "global" fund, the Global Telecommunications Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund's total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Global Telecommunications Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave, and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone, and computer systems; broadcasting, including television and radio via VHF, UHF, satellite, and microwave transmission, and cable television.
Principal Risks
The Global Telecommunications Fund's share price will fluctuate with changes in the market value of the Global Telecommunications Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Your investment in the Global Telecommunications Fund is not guaranteed; you may lose money by investing in the Global Telecommunications Fund. When you sell Global Telecommunications Fund shares, they may be worth less than what you paid for them.

Investing in the Global Telecommunications Fund involves the following risks:
  Concentration Risk.   The Global Telecommunications Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.
  Equity Risk.   Equity risk is the risk that the prices of the securities held by the Global Telecommunications Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.
  Foreign Securities Risk.   Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Industry Risk.   The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry.
  Management Risk.   If the portfolio managers are incorrect in their assessment of the value of the securities the Global Telecommunications Fund holds, then the value of the Global Telecommunications Fund's shares may decline.
  Non-Diversification Risk.   As a non-diversified mutual fund, more of the Global Telecommunications Fund's assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Telecommunications Fund's shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Smaller Capitalization Risk.   Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation less than three years) because such companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
You May Want to Invest in the Fund if:
  you are a long term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Telecommunications Fund by showing changes in the Global Telecommunications Fund’s performance from year to year and by showing how the Global Telecommunications Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Telecommunications Fund’s past performance (before and after taxes) does not predict how the Global Telecommunications Fund will perform in the future. Updated information on the Global Telecommunications Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL TELECOMMUNICATIONS FUND (Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 26.2% (quarter ended June 30, 2003) and the lowest return for a quarter was (17.5)% (quarter ended September 30, 2012).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns GAMCO GLOBAL TELECOMMUNICATIONS FUND, Class AAA Shares GAMCO GLOBAL TELECOMMUNICATIONS FUND	Past One Year	Past Five Years	Past Ten Years
Class AAA Shares	10.60%	(3.23%)	8.89%
Class AAA Shares Return After Taxes on Distributions	10.53%	(3.29%)	8.81%
Class AAA Shares Return After Taxes on Distributions and Sale of Fund Shares	7.52%	(2.53%)	8.03%
MSCI AC World Free Index (reflects no deduction for fees, expenses, or taxes)	16.56%	(0.61%)	8.50%
MSCI AC World Telecommunications Services Index (reflects no deduction for fees, expenses, or taxes)	8.70%	(1.97%)	none

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).